EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.6%
	BRAZIL — 6.5%
65,230	Arco Platform Ltd. - Class A *	$945,835
669,800	Boa Vista Servicos S.A.	696,454
93,480	CI&T, Inc. - Class A *	1,058,194
—[1]	Inter & Co., Inc.	1
754,890	Locaweb Servicos de Internet S.A. *,2	987,728
568,975	Lojas Quero Quero S.A.	668,593
1,397,810	Meliuz S.A. *,2	283,663
		4,640,468
	CHINA — 15.5%
76,520	Agora, Inc. - Class A - ADR *	375,713
1,988,555	AK Medical Holdings Ltd. [2]	1,548,712
259,965	Amoy Diagnostics Co., Ltd. - Class A	1,156,939
2,700,000	China Forestry Holdings Co., Ltd. *,3	—
337,385	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,494,391
652,995	Haitian International Holdings Ltd.	1,562,699
290,764	Hefei Meyer Optoelectronic Technology, Inc. - Class A	940,473
466,355	Jiumaojiu International Holdings Ltd. [2]	1,014,730
865,285	Kangji Medical Holdings Ltd.	726,595
336,780	Venus MedTech Hangzhou, Inc. - Class H *,2	603,573
209,733	Yifeng Pharmacy Chain Co., Ltd. - Class A	1,612,549
		11,036,374
	INDIA — 21.9%
60,610	Aavas Financiers Ltd. *	1,830,608
53,145	AIA Engineering Ltd.	1,611,880
1,031,720	City Union Bank Ltd.	2,100,759
86,880	CreditAccess Grameen Ltd. *	1,163,817
639,575	EPL Ltd.	1,406,739
115,305	GMM Pfaudler Ltd.	2,331,545
191,800	Jubilant Foodworks Ltd.	1,338,952
15,200	L&T Technology Services Ltd. [2]	676,855
60,390	Medplus Health Services Ltd. *	567,671
12,550	Metropolis Healthcare Ltd. [2]	250,939
32,060	Mphasis Ltd.	935,072
186,895	Syngene International Ltd. [2]	1,344,546
		15,559,383
	INDONESIA — 2.2%
17,917,365	Ace Hardware Indonesia Tbk P.T.	857,666
3,677,180	Bank BTPN Syariah Tbk P.T.	697,694
		1,555,360

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	LUXEMBOURG — 1.5%
320,450	L'Occitane International S.A.	$1,093,173
	MALAYSIA — 4.0%
3,297,550	Frontken Corp. Bhd	2,152,132
1,395,750	MR DIY Group M Bhd [2]	697,358
		2,849,490
	MEXICO — 2.4%
315,870	Regional S.A.B. de C.V. - Class A	1,725,660
	PHILIPPINES — 1.4%
1,987,895	Wilcon Depot, Inc.	997,910
	POLAND — 3.4%
30,690	Dino Polska S.A. *,2	2,399,644
	SINGAPORE — 1.4%
697,960	Nanofilm Technologies International Ltd.	1,018,393
	SOUTH AFRICA — 2.3%
98,330	Clicks Group Ltd.	1,655,458
	SOUTH KOREA — 10.5%
5,940	Chunbo Co., Ltd.	1,083,867
9,050	Hansol Chemical Co., Ltd.	1,532,378
31,000	Kakao Games Corp. *	1,215,200
113,345	Koh Young Technology, Inc.	1,233,978
13,920	LEENO Industrial, Inc.	1,414,641
9,775	Tokai Carbon Korea Co., Ltd.	966,416
		7,446,480
	TAIWAN — 13.9%
40,335	Airtac International Group	1,105,653
28,265	ASPEED Technology, Inc.	1,824,295
230,915	Chroma ATE, Inc.	1,333,206
33,600	momo.com, Inc.	921,014
17,690	Parade Technologies Ltd.	666,176
33,580	Silergy Corp.	628,429
69,260	Voltronic Power Technology Corp.	3,401,859
		9,880,632
	THAILAND — 2.0%
1,912,380	TOA Paint Thailand PCL	1,430,887

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 1.2%
243,230	VTEX - Class A *	$844,008
	UNITED STATES — 1.5%
80,600	Freshworks, Inc. - Class A *	1,056,666
	TOTAL COMMON STOCKS
	(Cost $78,769,695)	65,189,986

Principal Amount
	SHORT-TERM INVESTMENTS — 8.8%
$6,305,533	Federated Hermes Treasury Obligations Fund - Institutional Class, 1.467% [4]	6,305,533
	Total Short-Term Investments
	(Cost $6,305,533)	6,305,533
	TOTAL INVESTMENTS — 100.4%
	(Cost $85,075,228)	71,495,519
	Liabilities in Excess of Other Assets — (0.4)%	(312,008)
	TOTAL NET ASSETS — 100.0%	$71,183,511

ADR – American Depository Receipt
PCL – Public Company Limited

*Non-income producing security.
[1]Amount represents less than 0.5 shares.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,807,748, which represents 13.78% of Net Assets.
[3]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[4]The rate is the annualized seven-day yield at period end.